Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities
Other non-current liabilities as of December 31, 2022 and 2021 were as follows:

	2022	2021
Uncertain tax positions (includes interest and penalties - See Note 10)	$20,322	$28,665
Non-current income taxes payable (See Note 10)	8,883	8,500
Environmental reserves (See Note 26)	4,342	4,424
Deferred and other long-term compensation	3,132	4,820
Acquisition-related earnout liability (See Note 2)	1,024	1,568
Inactive subsidiary litigation and settlement reserve (See Note 26)	311	410
Other	650	1,228
Total other non-current liabilities	$38,664	$49,615